Income taxes (Detail Textuals 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Line Items]
Current tax liabilities, current	$ 60	$ 114
Barbados
Income Tax [Line Items]
Statutory income tax rate	(5.50%)
MAURITIUS
Income Tax [Line Items]
Statutory income tax rate	(15.00%)
IRELAND
Income Tax [Line Items]
Statutory income tax rate	(12.50%)
United States | Bottom of range
Income Tax [Line Items]
Statutory income tax rate	(21.00%)
United States | Top of range
Income Tax [Line Items]
Statutory income tax rate	23.50%